Remuneration and other benefits paid to key management personnel (Tables)	12 Months Ended
Dec. 31, 2017
Remuneration and other benefits paid to key management personnel
Schedule of remuneration and other benefits paid to key management personal

	2017	2016	2015
	US$'000	US$'000	US$'000
Fixed remuneration	5,625	4,494	2,054
Variable remuneration	3,710	3,258	1,658
Contributions to pension plans and insurance policies	215	281	152
Share-based payments	1,738	-	-
Other remuneration	17	177	45
Total	11,305	8,210	3,909